February 16, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Renaissance Capital Greenwich Funds SEC File Nos. 333-21311 and 811-08049

Ladies and Gentlemen:

On behalf of Renaissance Capital Greenwich Funds (the “Trust”), attached herewith for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 31, 2016 for the Renaissance IPO ETF and the Renaissance International IPO ETF, series of the Trust (the “Funds”) filed with the Securities and Exchange Commission on February 2, 2016 pursuant to Rule 497(c) under the Securities Act (SEC Accession No. 0001580642-16-006606).

Questions concerning this filing may be directed to the undersigned at (203) 622-2978.

Very truly yours,
/s/Linda Killian

Linda Killian, Secretary

Enclosure